Transactions and Balances with Related Parties (Details) - Schedule of non current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of non current assets [Abstract]
Short term loan to a related party (loan from Medigus to Gix)	$ 1,265
Non current assets related parties	$ 1,265